UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23080

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact name of registrant as specified in charter)
                                    ________

                            6255 Chapman Field Drive
                              Miami, Florida 33156
               (Address of principal executive offices) (Zip code)

                            Kenneth H. Thomas. Ph.D.
                    Community Development Fund Advisors, LLC
                            6255 Chapman Field Drive
                              Miami, Florida 33156
                    (Name and address of agent for service)

                                    Copy To:
                            John J. O'Brien, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-445-4405

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2017

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE COMMUNITY DEVELOPMENT FUND                                SEPTEMBER 30, 2017
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         FACE            MARKET
DESCRIPTION                                             AMOUNT           VALUE
                                                        ------           ------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 86.7%
FGLMC Multifamily - 7.3%
   Pool WN0011, 3.38%, 04/01/2030                     $798,606          $814,763
   Pool WA3207, 3.60%, 04/01/2030                    2,287,375         2,430,153
                                                                      ----------
                                                                       3,244,916
                                                                      ----------

FGLMC Single Family - 4.6%
   Pool Q41874, 3.00%, 07/01/2046                    2,037,272         2,046,788
                                                                      ----------

FNMA Multifamily - 12.5%
   Pool AM0126, 2.68%, 08/01/2022                    1,575,585         1,608,096
   Pool AN6185, 2.93%, 07/01/2024                    1,326,644         1,361,273
   Pool AN5657, 3.30%, 07/01/2032                      388,441           397,793
   Pool AM5986, 3.44%, 06/01/2026                    1,100,000         1,149,298
   Pool 469683, 3.54%, 11/01/2021                      406,976           426,848
   Pool AM5197, 4.20%, 01/01/2030                      560,163           612,946
                                                                      ----------
                                                                       5,556,254
                                                                      ----------

FNMA Single Family - 43.7%
   Pool AS7484, 3.00%, 06/01/2046                      990,650           996,205
   Pool BC0962, 3.00%, 06/01/2046                    1,992,008         2,001,424
   Pool AS7476, 3.00%, 07/01/2046                    1,047,410         1,052,361
   Pool AS7647, 3.00%, 07/01/2046                    1,018,438         1,022,503
   Pool AS7653, 3.00%, 07/01/2046                    1,582,993         1,590,944
   Pool AS8262, 3.00%, 10/01/2046                    1,019,587         1,024,417
   Pool BC4723, 3.00%, 10/01/2046                    1,912,064         1,919,697
   Pool AS8465, 3.00%, 12/01/2046                      996,658         1,001,377
   Pool AS8734, 3.50%, 01/01/2047                    1,082,504         1,116,766
   Pool AS8771, 3.50%, 02/01/2047                    1,014,953         1,051,561
   Pool AS9369, 3.50%, 03/01/2047                    1,022,849         1,059,747
   Pool AS9360, 3.50%, 04/01/2047                    1,869,507         1,928,677
   Pool TBA, 4.00%, 10/14/2039                       3,540,000         3,727,233
                                                                      ----------
                                                                      19,492,912
                                                                      ----------

GNMA Multifamily - 5.0%
   Pool 2017-135, 2.60%, 08/16/2058                  1,000,000           986,129
   Pool 2017-74, 2.60%, 09/16/2058                   1,271,179         1,245,890
                                                                      ----------
                                                                       2,232,019
                                                                      ----------

GNMA Single Family - 13.7%
   Pool G2 AT5238, 3.00%, 06/20/2046                 1,034,372         1,049,780
   Pool G2 AU1724, 3.00%, 06/20/2046                 1,061,045         1,076,990
   Pool G2 AU1835, 3.00%, 08/20/2046                   832,870           845,237
   Pool G2 AS5883, 3.50%, 06/20/2046                 1,321,721         1,377,331
   Pool G2 AU1762, 3.50%, 07/20/2046                 1,682,665         1,751,110
                                                                      ----------
                                                                       6,100,448
                                                                      ----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $39,239,825)                                                    38,673,337
                                                                      ----------

ASSET-BACKED SECURITIES - 4.5%
   United States Small Business Administration
   2.59%, 09/01/2037                                 1,000,000           986,785
   2.75%, 08/01/2037                                 1,000,000         1,001,888
                                                                      ----------

TOTAL ASSET-BACKED SECURITIES
(COST $2,000,000)                                                      1,988,673
                                                                      ----------

MUNICIPAL BONDS - 2.6%
Massachusetts - 0.5%
   Massachusetts State, Housing Finance Agency, RB
   2.60%, 12/01/2039 (A)                               240,000           241,906
                                                                      ----------

THE COMMUNITY DEVELOPMENT FUND                                SEPTEMBER 30, 2017
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         FACE            MARKET
DESCRIPTION                                         AMOUNT/SHARES        VALUE
                                                    -------------        ------

New York - 2.1%
   New York City, Housing Development, RB
   2.20%, 05/01/2020                                  $750,000          $751,094
   2.35%, 11/01/2020                                   175,000          175,564
                                                                    ------------
                                                                        926,658
                                                                    ------------

TOTAL MUNICIPAL BONDS
(COST $1,165,000)                                                     1,168,564
                                                                    ------------

U.S. TREASURY OBLIGATION - 7.1%
   United States Treasury Bill
   0.94%, 10/12/2017 (B)*                            3,175,000        3,174,185
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATION
(COST $3,174,087)                                                     3,174,185
                                                                    ------------

SHORT-TERM INVESTMENT - 7.4%
Money Market Fund - 7.4%
   Fidelity Institutional Government
   Portfolio, Class I, 0.91% (C)                     3,292,385        3,292,385
                                                                    ------------

TOTAL SHORT-TERM INVESTMENT
(COST $3,292,385)                                                     3,292,385
                                                                    ------------

TOTAL INVESTMENTS (COST $48,871,297) - 108.2%                        48,297,144
                                                                    ============

OTHER ASSETS AND LIABILITIES - (8.2)%                                (3,678,279)
                                                                    ------------

NET ASSETS - 100.0%                                                 $44,618,865
                                                                    ============


A list of the open futures contracts held by the Fund at September 30, 2017, is as follows:
---------------------------------------------------------------------------------------------------------
TYPE OF                    NUMBER OF      EXPIRATION        NOTIONAL                        UNREALIZED
CONTRACT                   CONTRACTS         DATE            AMOUNT           VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury
  Note                        (6)          Dec-2017        $ (765,735)       $(751,875)      $13,860
U.S. 5-Year Treasury
  Note                       (22)          Dec-2017        (2,601,453)      (2,585,000)       16,453
Ultra 10-Year U.S.
  Treasury Note              (26)          Dec-2017        (3,527,716)      (3,492,531)       35,185
                                                          ------------------------------------------
                                                          $(6,894,904)     $(6,829,406)      $65,498
                                                          ==========================================

For the period ended September 30, 2017, the average notional value of short futures contracts held was $5,308,035 and the ending notional value of short futures contracts held was $47,772,316.

     PERCENTAGES ARE BASED ON NET ASSETS OF $44,618,865

+    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2017.

++ AT SEPTEMBER 30, 2017, THE TAX BASIS COST OF THE FUND'S OPTIONS WAS $48,871,297, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $84,389 AND $(658,542), RESPECTIVELY.

* ZERO COUPON SECURITY - RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2017.

(A) VARIABLE OR FLOATING RATE SECURITY, THE INTEREST RATE OF WHICH ADJUSTS PERIODICALLY BASED PREVAILING INTEREST RATES.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C) SECURITY, OR A PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON TO BE ANNOUNCED SECURITIES.

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TBA -- TO BE ANNOUNCED

THE COMMUNITY DEVELOPMENT FUND                                SEPTEMBER 30, 2017
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments and other financial instruments are measured at September 30, 2017.

---------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES                   LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations     $         -      $ 38,673,337      $     -       $ 38,673,337
Asset-Backed Securities                            -         1,988,673            -          1,988,673
Municipal Bonds                                    -         1,168,564            -          1,168,564
U.S. Treasury Obligation                           -         3,174,185            -          3,174,185
Short-Term Investment                      3,292,385                 -            -          3,292,385
                                         -----------      ------------      -------       ------------
Total Investments in Securities          $ 3,292,385      $ 45,004,759      $     -       $ 48,297,144
                                         ===========      ============      =======       ============

--------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                 LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------
Futures Contracts+
Unrealized Appreciation                  $   65,498       $         -       $     -       $     65,498
                                         -----------      ------------      -------       ------------
Total Other Financial Instruments        $   65,498       $         -       $     -       $     65,498
                                         ===========      ============      =======       =============

+ Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Community Development Fund

By (Signature and Title)                     /s/ Kenneth H. Thomas
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President
Date: November 29, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Kenneth H. Thomas
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President
Date: November 29, 2017


By (Signature and Title)                     /s/ Eric Kleinschmidt
                                             -----------------------------------
                                             Eric Kleinschmidt, Treasurer & CFO
Date: November 29, 2017